Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	RICH SPARKLE HOLDINGS LIMITED
Entity Central Index Key	0002031688
Entity Incorporation, State or Country Code	D8
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Portion 2, 12th Floor
Entity Address, Address Line Two	The Center
Entity Address, Address Line Three	99 Queen’s Road Central
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3152 1600
Entity Address, Postal Zip Code	00000
Entity Address, City or Town	Hong Kong
Business Contact
Document Information [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
City Area Code	800
Local Phone Number	221-0102
Entity Address, Postal Zip Code	10168
Entity Address, City or Town	New York
Entity Address, State or Province	NY